Trade and other payables: amounts falling due after more than one year - Payments Due to Vendors (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 57	£ 73
Payments due to vendors, Non-current	76	126
Payments due to vendors	133	199
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	57	73
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	38	54
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	22	71
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	8	1
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	6	0
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 2	£ 0